COMMITMENTS AND CONTINGENCIES (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Commitments And Contingencies Details Textual
Rent Expense	$ 97,480	$ 92,297